Net Loss per Common Share - Summary Of Potentially Dilutive Securities (Detail) - shares		9 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Stock options and performance stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		80,754,174	69,852,354
Restricted stock units and performance stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	[1]	22,587,681	6,458,269
March 2020 CVARs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	[2]	32,447,626	32,447,626
November 2021 CVARs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		6,317,350
Restricted common stock (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		988,540
Earn-Out Shares (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,080,387
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		10,214,365
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		20,535,896
Other instruments issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,134,088	5,470,387

[1]	Vested restricted stock units were treated as outstanding common shares for purposes of calculating net loss per common share for the three and nine months ended December 31, 2021.
[2]	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of CVARs. Vested CVARs will be settled on the first business day immediately following expiration of the lock-up period.